TANGIBLE FIXED ASSETS - Schedule of Tangible Fixed Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	$ 2,842.7	$ 2,170.3
Balance as of 31 December	2,821.9	2,842.7	$ 2,170.3
PREPAYMENTS ON VESSELS
Beginning balance	0.0	86.0	0.0
Additions	17.5	111.5	126.6
Transferred to vessels	(3.4)	(197.5)	(40.6)
End balance	14.1	0.0	86.0
Land and buildings
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	8.1	5.5
Balance as of 31 December	9.7	8.1	5.5
Land and buildings | Cost: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	17.6	14.6	12.0
Exchange rate adjustments	(0.1)	(0.2)	(0.2)
Additions	4.5	5.6	4.4
Disposals	(7.5)	(2.4)	(1.6)
Balance as of 31 December	14.5	17.6	14.6
Land and buildings | Depreciation: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	(9.5)	(9.1)	(8.2)
Exchange rate adjustments	0.0	(0.2)	0.0
Disposals	7.5	2.3	1.6
Depreciation for the year	2.8	2.5	2.5
Balance as of 31 December	(4.8)	(9.5)	(9.1)
Vessels and capitalized dry-docking
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	2,826.7	2,070.2
Balance as of 31 December	2,792.2	2,826.7	2,070.2
Vessels and capitalized dry-docking | Cost: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	3,500.9	2,622.1	2,421.2
Additions	298.4	792.7	476.0
Disposals	(29.7)	(20.7)	(31.9)
Transfers	3.4	197.5	40.6
Transferred to assets held for sale	(221.9)	(90.7)	(283.8)
Balance as of 31 December	3,551.1	3,500.9	2,622.1
Vessels and capitalized dry-docking | Depreciation: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	(660.6)	(536.3)	(543.8)
Disposals	29.7	20.7	31.9
Depreciation for the year	209.1	186.7	143.7
Transferred to assets held for sale	91.7	41.7	119.3
Balance as of 31 December	(748.3)	(660.6)	(536.3)
Vessels and capitalized dry-docking | Impairment: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	(13.6)	(15.6)	(21.5)
Transferred to assets held for sale	3.0	2.0	5.9
Balance as of 31 December	(10.6)	(13.6)	(15.6)
Other plant and operating equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	3.3	4.4
Balance as of 31 December	2.5	3.3	4.4
Other plant and operating equipment | Cost: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	5.9	11.2	10.5
Adjustments to prior years	4.0	0.0	0.0
Exchange rate adjustments	0.0	(0.1)	0.0
Additions	1.0	1.3	1.3
Disposals	(1.5)	(6.5)	(0.6)
Transfers	(5.0)	0.0	0.0
Balance as of 31 December	4.4	5.9	11.2
Other plant and operating equipment | Depreciation: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	(2.6)	(6.8)	(4.9)
Adjustments to prior years	(4.0)	0.0	0.0
Exchange rate adjustments	0.0	0.1	0.0
Disposals	1.4	5.9	0.6
Depreciation for the year	1.1	1.8	2.5
Transfers	4.4	0.0	0.0
Balance as of 31 December	$ (1.9)	$ (2.6)	$ (6.8)